Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Aug. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
26.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For the purpose of the consolidated statement of cash flows, cash and cash equivalents, and restricted cash included cash on-hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31
	2020	2021
	RMB	RMB
Cash and cash equivalents	972,803	844,684
Restricted cash	1,039,053	670,598
Less: allowance for restricted cash	—	(119)
Total	2,011,856	1,515,163